Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	GrowGeneration Corp.
Entity Central Index Key	0001604868
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this "Amendment") to the Registration Statement on Form S-1 (Registration No. 333-239058) (the "Registration Statement") is being filed solely for the purpose of filing exhibits of eXtensible Business Reporting Language (XBRL) information as indicated in Part II, Item 8 of this Amendment. Accordingly, this Amendment consists only of the facing page, this explanatory note, an updated Part II of the Registration Statement, the signature page to this Amendment and the filed exhibits. The preliminary prospectus included in the Registration Statement is unchanged and has been omitted from this Amendment.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	CO